CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
REVENUES	$ 3,875	$ 3,683	$ 4,293
COST OF REVENUES	3,053	3,323	5,359
GROSS PROFIT (LOSS)	822	360	(1,066)
OPERATING EXPENSES:
General and administrative expenses	2,189	2,744	2,617
Impairment (reversal) loss of loan and interest receivable	(973)	1,386	1,980
Impairment loss of other receivables, prepayments and deposits	3	93	39
Impairment loss of intangible assets		202	1,230
Impairment loss of property, plant and equipment	139		970
Impairment loss of goodwill		4,740	59,440
Total operating expenses	1,358	9,165	66,276
OPERATING LOSS FROM CONTINUING OPERATIONS	(536)	(8,805)	(67,342)
OTHER INCOME (EXPENSES):
Interest income	2
Interest expense	(59)	(103)	(1,020)
Other income (expense), net	191	122	128
Loss from disposal of a subsidiary			(2)
Gain on change in fair value of warrant derivative liability		247	4
Total other income (expenses), net	134	266	(890)
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTERESTS	(402)	(8,539)	(68,232)
INCOME TAX BENEFIT	56	126	309
NET LOSS FROM CONTINUING OPERATIONS	(346)	(8,413)	(67,923)
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES			5
NET LOSS	(346)	(8,413)	(67,918)
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	(5)	13	4
Realization of foreign currency translation loss relating to disposal of a subsidiary			1
COMPREHENSIVE LOSS	$ (351)	$ (8,400)	$ (67,913)
LOSS PER SHARE:
Basic	$ (0.01)	$ (0.08)	$ (0.69)
Diluted	$ (0.01)	$ (0.08)	$ (0.69)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	101,597,998	101,563,623	98,110,873
Diluted	101,597,998	101,563,623	98,110,873